FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Maturities (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 12,483
2019
Disclosure of detailed information about borrowings [line items]
Borrowings	3,167
2020
Disclosure of detailed information about borrowings [line items]
Borrowings	3,163
2021
Disclosure of detailed information about borrowings [line items]
Borrowings	1,769
2022
Disclosure of detailed information about borrowings [line items]
Borrowings	1,690
2023
Disclosure of detailed information about borrowings [line items]
Borrowings	808
Subsequent years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,886